Risks and Concentration	12 Months Ended
Dec. 31, 2019
Risks And Uncertainties [Abstract]
Risks and Concentration
3.	Risks and concentration
(a)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. The Group places its cash and cash equivalents with financial institutions with high credit ratings and quality.

The Group conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Accounts receivable are unsecured and are derived from revenue earned through customers. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.

Accounts receivable concentration of credit risk is as below:

	As of December 31,
	2018	2019
Customer A	29%	*
Customer B	16%	*
Customer C	16%	*
Customer D	11%	*
Customer E	*	31%
Customer F	*	28%
Customer G	*	14%
Customer H	*	10%

*	Less than 10%

Customers which contributed more than 10% of total revenue are as below:

	For the years ended December 31,
	2017	2018	2019
Customer I	*	*	17%
Customer J	*	14%	*
Customer K	11%	*	*

*	Less than 10%
(b)	Supplier concentration

The Group currently purchases of its integrated circuits, an important component of its products, mainly from Taiwan Semiconductor Manufacturing Company Limited and its subsidiaries (“TSMC”). Although only a limited number of manufacturers for such integrated circuits are available, management believes that other suppliers could provide similar integrated circuits on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would affect operating results adversely.